Other Receivables, Net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2017
Other Receivables Net [Abstract]
Beginning balance	$ 208,097	$ 1,432,095
Provision for (recovery of) doubtful accounts	114,597	(1,280,566)
Exchange rate effect	(7,972)	(56,568)
Ending balance	$ 314,722	$ 208,097